Contingent Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Contingent Compensation [Abstract]
Schedule of expense related to the put call option agreement, which was included in the consolidated statements of operations and comprehensive loss
The expense related to the put call option agreement, which was included in the condensed consolidated statements of operations and comprehensive loss, was as follows (in thousands):

Nine months ended September 30,	2022	2021

Sales and marketing	$26	$115
Operations and support	31	142
Technology and product development	74	296
General and administrative	1,049	12,016

Total	$1,180	$12,569

The expense related to the put call option agreement, which was included in the consolidated statements of operations and comprehensive loss, was as follows (in thousands):

Year ended December 31,	2021	2020
Sales and marketing	$135	$2,403
Operations and support	165	2,205
Technology and product development	340	3,373
General and administrative	10,649	5,296

Total	$11,289	$13,277

Schedule of amounts accrued as components of short-term and long-term liability
The
following table details the amounts accrued as components of short-term and long-term liability as of September 30, 2022 and December 31, 2021 related to the put call option agreement (in thousands):

	Other Accrued Liabilities	Other Long-Term Liabilities

Beginning balance as of January 1, 2021	$7,078	$1,963
Additions	13,839	—
Payments	(14,280)	(963)
Changes in fair value for share settled liability	(2,550)	—
Reclassification from Long term to Short term	1,000	(1,000)

Ending balance as of December 31, 2021	$5,087	$—
Additions	158	—
Payments	(1,581)	—
Settlements through issuance of common stock	(4,642)	—
Changes in fair value for share settled liability	1,022	—

Ending balance as of September 30, 2022	$44	$—

The following table details the amounts accrued as components of short-term and long-term liability as of December 31, 2021 and 2020 related to the put call option agreement (in thousands):

	Other Accrued Liabilities	Other Long-Term Liabilities
Balance, January 1, 2020	$6,336	$—
Additions	11,897	1,963
Payments	(10,572)	—
Changes in fair value for share settled liability	(583)	—

Balance, December 31, 2020	7,078	1,963
Additions	13,839	—
Payments	(14,280)	(963)
Changes in fair value for share settled liability	(2,550)	—
Reclass from long-term to short-term	1,000	(1,000)

Balance, December 31, 2021	$5,087	$—